Average Annual Total Returns - Voya Solution Moderately Conservative Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV S&P Target Risk® Moderate Index 1 Yr		Class ADV S&P Target Risk® Moderate Index 5 Yrs		Class ADV S&P Target Risk® Moderate Index 10 Yrs		Class ADV S&P Target Risk® Moderate Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P Target Risk® Moderate Index 1 Yr		Class I S&P Target Risk® Moderate Index 5 Yrs		Class I S&P Target Risk® Moderate Index 10 Yrs		Class I S&P Target Risk® Moderate Index Since Inception	Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 S&P Target Risk® Moderate Index 1 Yr		Class R6 S&P Target Risk® Moderate Index 5 Yrs		Class R6 S&P Target Risk® Moderate Index 10 Yrs		Class R6 S&P Target Risk® Moderate Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S S&P Target Risk® Moderate Index 1 Yr		Class S S&P Target Risk® Moderate Index 5 Yrs		Class S S&P Target Risk® Moderate Index 10 Yrs		Class S S&P Target Risk® Moderate Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 S&P Target Risk® Moderate Index 1 Yr		Class S2 S&P Target Risk® Moderate Index 5 Yrs		Class S2 S&P Target Risk® Moderate Index 10 Yrs		Class S2 S&P Target Risk® Moderate Index Since Inception
Total	11.01%	7.15%	5.98%		Jul. 02, 2007	10.42%	[1]	7.78%	[1]	6.31%	[1]	[1]	11.50%	7.68%	6.50%		Jul. 02, 2007	10.42%	[1]	7.78%	[1]	6.31%	[1]	[1]	11.61%	7.68%	6.50%		May 02, 2016	10.42%	[1]	7.78%	[1]	6.31%	[1]	[1]	11.33%	7.43%	6.25%		Jul. 02, 2007	10.42%	[1]	7.78%	[1]	6.31%	[1]	[1]	11.13%	7.26%	6.09%		Apr. 30, 2010	10.42%	[1]	7.78%	[1]	6.31%	[1]	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.